DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details 4) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Accumulated Depreciation	$ (1,224,000)	$ (1,175,000)	$ (1,118,000)
Net Book Value	374,000	343,000	344,000
Property Plant And Equipment	1,598,000	1,518,000	1,462,000
United Kingdom [Member]
Accumulated Depreciation		(308,000)	(348,000)
Net Book Value		53,000	46,000
Property Plant And Equipment		361,000	394,000
United States [Member]
Accumulated Depreciation		(867,000)	(770,000)
Net Book Value		290,000	298,000
Property Plant And Equipment		1,157,000	1,068,000
Website Design [Member]
Property Plant And Equipment	6,000	6,000	6,000
Tenant Incentives [Member]
Property Plant And Equipment	145,000	145,000	145,000
Computer Equipment [Member]
Property Plant And Equipment	746,000	697,000	620,000
Computer Equipment [Member] | United Kingdom [Member]
Property Plant And Equipment	247,000	229,000
Office Machine & Equipment [Member]
Property Plant And Equipment	96,000	97,000	89,000
Leasehold Improvements [Member]
Property Plant And Equipment	138,000	135,000	173,000
Furniture & Fixtures [Member]
Property Plant And Equipment	467,000	438,000	429,000
Computer Equipment [Member] | United States [Member]
Property Plant And Equipment	499,000	468,000	460,000
Office Machine & Equipment [Member] | United Kingdom [Member]
Property Plant And Equipment	44,000	46,000	36,000
Office Machine & Equipment [Member] | United States [Member]
Property Plant And Equipment	52,000	51,000	53,000
Furniture & Fixtures [Member] | United Kingdom [Member]
Property Plant And Equipment	84,000	86,000	79,000
Furniture & Fixtures [Member] | United States [Member]
Property Plant And Equipment	383,000	352,000
Leasehold Improvements [Member] | United Kingdom [Member]
Property Plant And Equipment	0	0	119,000
Leasehold Improvements [Member] | United States [Member]
Property Plant And Equipment	138,000	135,000
Tenant Incentives[Member] | United Kingdom [Member]
Property Plant And Equipment	0	0	0
Tenant Incentives[Member] | United States [Member]
Property Plant And Equipment	0	145,000
Website Design [Member] | United Kingdom [Member]
Property Plant And Equipment	0	0	$ 0
Website Design [Member] | United States [Member]
Property Plant And Equipment	$ 6,000	$ 6,000